Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of income and share data used in calculation of basic earnings per share
	2022		2021	2020
Net income (in thousands of pesos)
Attributable to Owners of the Group	Ps.	872,557	1,751,645	298,444
Shares (in thousands of shares)
Weighted average of outstanding shares
Basic		37,256	36,974	34,083
Diluted		37,277	37,337	34,383

Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	23.42	47.38	8.76
Diluted earnings per share (pesos per share)		23.41	46.91	8.68